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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders Follows.

A VISION FOR FUTURE GROWTH

SEMI-ANNUAL REPORT
JUNE 30, 2009

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

For the first half of 2009, I’m pleased to report significant gains in every one of The Oberweis Funds. The China Opportunities Fund experienced an exceptional gain, with appreciation of 69.11% for the six months ending June 30, 2009. A large increase in lending at government-controlled banks and increased government spending on infrastructure projects have buffered China’s economy from the depths of the global recession experienced by Europe and the U.S. Our Asia Opportunities Fund also benefited from gains in China, posting a 44.19% gain in the same period. The International Opportunities Fund, which seeks to invest in companies with increasing growth prospects around the world, also fared well, appreciating 22.80%.

In the U.S., investor fears of a second Great Depression have all but ended, as significant government stimulus and loosening credit conditions appear to be slowing the rate of economic decline. While domestic economic conditions still appear more tenuous than those of China, calmer sentiment pushed small-cap growth stocks sharply higher. Rational business valuations have overcome extreme risk aversion, and companies delivering substantial growth in revenues and earnings are being justly rewarded in the stock market once again. Among our U.S.-focused funds, the Micro-Cap Fund appreciated 16.40% and the Emerging Growth Fund gained 19.36%. Our best performing domestic fund in the first half was the Small-Cap Opportunities Fund, with a gain of 28.06%. As we noted in previous letters, periods of improving economic activity and rising investor confidence - even if represented by modest improvement from very low levels - tend to favor growth-oriented investment strategies such as ours.

Could this be the beginning of a more prolonged investment period that favors growth stocks over value stocks? History shows that equity markets tend to exhibit multi-year style cycles, with some periods sharply favoring growth stocks while other periods have similarly favored value stocks. For example, from 1995-1999, small-cap growth stocks performed well, with average annual returns of 18.98% versus 13.13% for value stocks (as measured by the Russell 2000 Growth and Value indices, respectively). The exact opposite pattern occurred from 2000 – 2008, with small-cap value stocks returning 7.14% versus an average annual loss of 4.52% for small-cap growth stocks. In the first period, growth stocks led value stocks by an average of 585 basis points (bps) per year, while in the most recent style cycle value stocks beat growth stocks by an average of 1,166 bps per year. The latter ranked among the most extreme style cycles favoring value stocks in history. For a value manager (or even a growth manager with a value tilt), this period might be called “nirvana,” at least in terms of relative performance comparisons. On the other hand, for a growth manager with a very strong growth tilt, particularly in a family-friendly presentation, this effect might be noted as a “significant headwind.”

Over the last 100 years, there have been enough of these style cycles that we can conclude with reasonable statistical confidence that they don’t last forever, and generally the pendulum swings back toward the mean over time, even though some cycles have been reasonably long and pronounced. We believe that 2009 may mark the first year in a new cycle favoring growth stocks after a long period that favored value stocks. The year-to-date results suggest a shift in style dominance: small-cap growth stocks returned 11.36% (as measured by the Russell 2000 Growth Index) while small-cap value stocks lost 5.17% (as measured by the Russell 2000 Value Index), for a difference of 1,653 bps in favor of growth stock investors. As you know, at Oberweis we seek to invest in companies growing at exceptionally fast rates, typically faster than 30%. That helps to explain the challenge we faced last year and, in part, why we are performing so well in 2009. We tend to perform exceptionally well when growth stocks are in favor and tend to fare particularly poorly in strong value cycles. Over longer periods that encompass both growth and value style cycles, we believe that our strategy has the potential to deliver favorable performance results.

With respect to current valuations, the average forward P/E at the end of the first half was 32.1 times for Micro-Cap, 22.6 times for Emerging Growth, 24.0 times for Small-Cap Opportunities. For our foreign funds, the average P/E is calculated slightly differently, based on 2009 estimated earnings rather than forward twelve months earnings (due to differences in reporting frequency).

The P/E was 21.1 times for China Opportunities, 18.2 times for Asia Opportunities and 17.3 times for International Opportunities. As of 6/30/09, the weighted average market capitalization was $242 million for Micro-Cap, $934 million for Emerging Growth, $1.2 billion for Small-Cap Opportunities, $2.1 billion for China Opportunities, $4.4 billion for Asia Opportunities, and $1.8 billion for International Opportunities.

As always, we would like to sincerely thank you for investing in The Oberweis Funds. For more information on all six of The Oberweis Funds, please call Shareholder Services at (800) 245-7311 or visit our website at www.oberweisfunds.com.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

Average Annual Total Returns Period Ending June 30, 2009	1 Year	5 Year	10 Year or Life of Fund	Expense Ratio**
Micro-Cap Fund	(26.65)%	(6.07)%	6.54%	2.00%
Emerging Growth Fund	(30.63)%	(8.71)%	7.03%	1.64%
Small-Cap Opportunities Fund	(35.34)%	(5.69)%	1.78%	2.00%
China Opportunities Fund	(8.16)%	N/A	18.27%*	2.19%
International Opportunities Fund	(47.67)%	N/A	14.58%*	2.49%
Asia Opportunities Fund	(32.02)%	N/A	(28.75)%*	2.49%
*	Life of Fund returns are from commencement of operations on 10/1/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, and 02/01/08 for the Asia Opportunities Fund.
**	Expense ratio is the total net annualized fund operating expense ratio as of 06/30/09. The expense ratio gross of any fee waivers or expense reimbursement was 2.15%, 1.64%, 3.38%, 2.19%, 3.60%, and 5.18% for the Micro-Cap, Emerging Growth, Small-Cap Opportunities, China Opportunities, International Opportunities and Asia Opportunities Fund’s, respectively. Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweis-funds.com for most recent month-end performance. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations.

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Oberweis Micro-Cap Fund
At June 30, 2009 (Unaudited)

Asset Allocation
Common Stocks	99.1%
Warrants	0.2%
Other Assets in excess of Liabilities	0.7%
100.0%

Top Holdings
ClickSoftware Technologies Ltd.	4.9%
Ebix, Inc.	4.3%
Synovis Life Technologies, Inc.	4.2%
IPC The Hospitalist Co., Inc.	3.6%
Perma-Fix Envtl. Services, Inc.	3.4%
ArcSight, Inc.	3.3%
Repligen Corp.	2.9%
True Religion Apparel, Inc.	2.9%
GSE Systems, Inc.	2.7%
NVE Corp.	2.6%
Other Holdings	65.2%
100.0%

Top Industries
Computer Services Software & Systems	22.3%
Biotechnology	10.3%
Medical & Dental Ins. & Supply.	6.2%
Health Care Services	5.9%
Drugs & Pharmaceuticals	4.7%
Textile – Apparel Manufacturer	4.6%
Oil Crude Producer	4.3%
Electronics Semi-Conductors	3.4%
Utilities – Misc.	3.4%
Advertising	2.6%
Other Industries	32.3%
100.0%

Oberweis Emerging Growth Fund
At June 30, 2009 (Unaudited)

Asset Allocation
Common Stocks	99.5%
Warrants	0.1%
Other Assets in excess of Liabilities	0.4%
100.0%

Top Holdings
Pegasystems, Inc.	4.5%
Synaptics, Inc.	4.0%
Neutral Tandem, Inc.	3.9%
Starent Networks Corp.	3.7%
ArcSight, Inc.	3.7%
Green Mtn. Coffee Roasters, Inc.	3.5%
IPC The Hospitalist Co., Inc.	3.4%
Vistaprint Ltd.	3.2%
Genoptix, Inc.	3.1%
DG FastChannel, Inc.	3.0%
Other Holdings	64.0%
100.0%

Top Industries
Computer Services Software & Systems	18.4%
Health Care Services	12.8%
Computer Technology	5.2%
Oil Crude Producer	4.7%
Education Services	4.6%
Advertising Agency	4.5%
Utilities Telecommunication	3.9%
Communication Technology	3.7%
Beverage – Soft Drinks	3.5%
Drugs & Pharmaceuticals	3.4%
Other Industries	35.3%
100.0%

Oberweis Small-Cap Opportunities
Fund At June 30, 2009 (Unaudited)

Asset Allocation
Common Stocks	98.0%
Other Assets in excess of Liabilities	2.0%
100.0%

Top Holdings
Starent Networks Corp.	4.5%
Synaptics, Inc.	3.6%
Illumina, Inc.	3.3%
DG FastChannel, Inc.	3.2%
Genoptix, Inc.	3.2%
ArcSight, Inc.	2.9%
Athenahealth, Inc.	2.4%
HMS Hldgs. Corp.	2.3%
IPC The Hospitalist Co., Inc.	2.3%
Pegasystems, Inc.	2.1%
Other Holdings	70.2%
100.0%

Top Industries
Healthcare Services	9.4%
Computer Services Software & Systems	8.2%
Communication Technology	5.2%
Electronic Medical Systems	5.0%
Computer Technology	4.8%
Electronics Semi-Conductors	4.3%
Medical & Dental Services	3.9%
Production Tech. Equipment	3.5%
Oil Crude Producer	3.3%
Beverage – Soft Drinks	3.2%
Other Industries	49.2%
100.0%

Oberweis China Opportunities Fund
At June 30, 2009 (Unaudited)

Asset Allocation
Common Stocks	98.2%
Commercial Paper	1.7%
Warrants	0.0%
Other Assets in excess of Liabilities	0.1%
100.0%

Top Holdings
Wasion Group Hldgs. Ltd.	2.8%
Baidu.com, Inc. ADR	2.7%
Longtop Financial Tech. Ltd. ADR	2.6%
Zhuzhou CSR Times Elec. Co. Ltd.	2.4%
E-House China Hldgs. Ltd. ADR	2.3%
Shandong Weigao Group	2.2%
China Automation Group Ltd.	2.2%
Perfect World Co. Ltd. ADR	2.1%
Inspur International Ltd.	2.1%
CNinsure, Inc. ADR	2.0%
Other Holdings	76.6%
100.0%

Top Industries
Software	12.1%
Internet Software & Services	9.2%
Machinery	7.0%
Electronic Equip. & Instruments	6.1%
Diversified Consumer Services	5.7%
Real Estate Mgmt. & Dev.	5.0%
Textile, Apparel & Luxury Goods	4.9%
Hotels Restaurants & Leisure	4.6%
Food Products	4.3%
Electrical Equipment	4.2%
Other Industries	36.9%
100.0%

Oberweis International Opportunities
Fund At June 30, 2009 (Unaudited)

Asset Allocation
Common Stocks	99.2%
Other Assets in excess of Liabilities	0.8%
100.0%

Top Holdings
Noble Group Ltd.	2.5%
Atea ASA	2.4%
Nippon Electric Glass Co. Ltd.	2.1%
JB HI-FI Ltd.	1.9%
Cosmos Pharmaceutical Corp.	1.8%
Babcock International Group PLC	1.8%
Unibet Group PLC	1.8%
Temenos Group AG	1.7%
Abengoa SA	1.7%
Chemring Group PLC	1.6%
Other Holdings	80.7%
100.0%

Top Industries
Software	12.4%
Machinery	6.4%
Oil, Gas & Consumable Fuels	5.6%
Energy Equipment & Services	4.8%
Metals & Mining	4.7%
IT Services	3.9%
Electrical Equipment	3.7%
Trading Co. & Distributors	3.7%
Electronic Equip. & Instruments	3.6%
Internet Software & Services	3.3%
Other Industries	47.9%
100.0%

Oberweis Asia Opportunities Fund
At June 30, 2009 (Unaudited)

Asset Allocation
Common Stocks	99.6%
Other Assets in excess of Liabilities	0.4%
100.0%

Top Holdings
Baidu.com, Inc. ADR	3.5%
Tencent Hldgs. Ltd.	2.3%
Sino-Ocean Hldgs. Ltd	2.1%
New Oriental Edu. & Tech. Grp., Inc. ADR	2.0%
Xinyi Glass Hldgs. Co. Ltd.	2.0%
Bharti Airtel Ltd.	1.9%
Zhuzhou CSR Electric Co. Ltd.	1.8%
C C Land Hldgs. Ltd.	1.7%
Xinao Gas Hldgs. Ltd.	1.7%
China Shanshui Cement Group	1.6%
Other Holdings	79.4%
100.0%

Top Industries
Real Estate Mgmt. & Dev.	10.7%
Internet Software & Services	8.7%
Metals & Mining	7.5%
Software	6.5%
Commercial Banks	5.0%
Textile, Apparel & Luxury Goods	4.9%
Electrical Equipment	4.8%
Machinery	4.5%
Food Products	4.2%
Oil, Gas & Consumable Fuels	3.6%
Other Industries	39.6%
100.0%

OBERWEIS MICRO-CAP FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
EQUITIES – 99.1%
Advertising – 2.6%
DG FastChannel, Inc.*	30,800	$563,640
Air Transport – 0.3%
CPI Aerostructures, Inc.*	8,800	60,720
Banks – 0.1%
Access National Corp.*	3,200	19,296
Beverage – Brewers Wines – 0.2%
Craft Brewers Alliance, Inc.*	15,800	32,232
Beverage – Soft Drinks – 2.1%
Diedrich Coffee, Inc.*	18,700	444,686
Biotechnology – 10.3%
Cornerstone Therapeutics, Inc.*	14,600	160,454
Cypress Bioscience, Inc.*	41,700	392,814
Human Genome Sciences, Inc.*	107,300	307,951
Idera Pharmaceuticals, Inc.*	16,900	99,034
Immunomedics, Inc.*	61,600	156,464
Maxygen, Inc.*	16,900	113,568
Neptune Technologies & Bioresources, Inc.*	8,600	15,480
NPS Pharmaceuticals, Inc.*	49,800	232,068
Repligen Corp.*	114,500	629,750
Spire Corp.*	23,300	128,150
		2,235,733
Commercial Information System – 1.0%
Health Grades, Inc.*	56,300	220,133
Communication Technology – 0.8%
Merrimac Industries, Inc.*	21,100	178,718
Computer Services Software & Systems – 22.3%
ArcSight, Inc.*	40,600	721,462
Art Technology Group, Inc.*	62,000	235,600
ClickSoftware Technologies Ltd.*	162,100	1,069,860
DemandTec, Inc.*	24,300	213,840
Ebix, Inc.*	30,100	942,732
GSE Systems, Inc.*	87,400	589,950
LivePerson, Inc.*	32,800	131,200
NCI, Inc.*	7,600	231,192

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Sonic Foundry, Inc.*	40,600	$25,984
Sourcefire, Inc.*	24,700	306,033
Telecommunication Systems, Inc.*	51,600	366,876
		4,834,729
Computer Technology – 1.0%
Icad, Inc.*	66,600	86,580
XATA Corp.*	35,000	131,250
		217,830
Drugs & Pharmaceuticals – 4.7%
Allion Healthcare, Inc.*	55,800	332,010
Hi-Tech Pharmacal Co., Inc.*	52,800	469,920
Lannett Co., Inc.*	22,800	156,180
Supergen, Inc.*	28,000	56,560
		1,014,670
Electronics – 0.3%
Lasercard Corp.*	21,300	70,503
Electronic Medical Systems – 1.9%
Clarient, Inc.*	35,800	133,176
Somanetics Corp.*	17,498	288,892
		422,068
Electronics Semi-Conductors – 3.4%
Intellon Corp.*	41,300	175,525
NVE Corp.*	11,800	573,480
		749,005
Electronics Technology – 2.3%
Acacia Research Corp.*	63,900	502,893
Engineering & Construction Services – 0.4%
Ecology & Environment, Inc.*	6,800	96,696
Gold – 1.3%
Richmont Mines, Inc.*	83,600	271,700
Health Care Management Services. – 1.9%
American Caresource Hldgs., Inc.*	112,000	418,880

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Health Care Services. – 5.9%
Almost Family, Inc.*	18,800	$495,192
IPC The Hospitalist Co., Inc.*	29,080	776,145
		1,271,337
Leisure – 0.1%
Majesco Entertainment Co.*	9,700	18,915
Machinery – Industrial – 0.7%
Adept Technology, Inc.*	4,900	12,299
Amtech Systems, Inc.*	28,200	136,770
		149,069
Machine Oilwell Equipment – 1.5%
Boots & Coots International Well Control, Inc.*	95,700	133,023
T-3 Energy Services, Inc.*	16,000	190,560
		323,583
Medical & Dental Instruments & Supply – 6.2%
Exactech, Inc.*	7,300	105,850
Sharps Compliance Corp.*	21,600	137,376
Synovis Life Technologies, Inc.*	44,100	915,957
Transcend Services, Inc.*	11,700	185,445
		1,344,628
Medical – Hospitals – 0.0%
Conmed Healthcare Management, Inc.*	700	2,695
Oil Crude Producer – 4.3%
Carrizo Oil & Gas, Inc.*	8,400	144,060
Double Eagle Petroleum Co.*	13,500	67,230
GeoResources, Inc.*	21,200	216,240
GMX Resources, Inc.*	23,900	254,296
Panhandle Oil & Gas, Inc.	12,700	249,301
		931,127
Pollution & Environmental Service – 2.0%
Fuel-Tech, Inc.*	44,100	427,770
Power Transmission Equipment – 2.1%
Maxwell Technologies, Inc.*	32,800	453,624
Retail – 1.0%
Citi Trends, Inc.*	8,800	227,744

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Savings & Loans – 0.2%
BOFI Hldg., Inc.*	5,900	$35,931
Service Commercial – 1.8%
APAC Customer Services, Inc.*	35,300	181,089
ICF International, Inc.*	8,000	220,720
		401,809
Software – 0.9%
VanceInfo Technologies, Inc. ADR*	14,000	206,780
Technology Misc. – 1.7%
Vocus, Inc.*	19,100	377,798
Textile – Apparel Manufacturer – 4.6%
G-III Apparel Group Ltd.*	32,100	368,829
True Religion Apparel, Inc.*	27,900	622,170
		990,999
Tires & Rubber – 2.2%
Female Health Co.*	100,200	480,960
Utilities – Misc. – 3.4%
Perma-Fix Environmental Services, Inc.*	303,900	735,438
Utilities Telecommunication – 2.0%
Multiband Corp.*	42,700	100,772
RRSAT Global Communication Network Ltd.	28,100	343,944
		444,716
Wholesale & International Trade – 0.5%
Summer Infant, Inc.*	48,500	115,915
Wholesalers – 1.1%
Emergent Group, Inc.*	29,500	236,590
Total Equities (Cost: $18,202,794)		$21,531,560

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Units	Value
Warrants – 0.2%
Internet Software & Systems
Kowabunga!, Inc. ($2.50, expires 04/03/11)†	260,000	$25,942
Kowabunga!, Inc ($3.05, expires 12/05/11)†	81,873	10,850
Kowabunga!, Inc ($4.00, expires 12/05/11)†	40,937	4,986
Total Warrants (Cost: $0)		$41,778
Total Investments – 99.3% (Cost: $18,202,794)		$21,573,338
Other Assets less Liabilities – 0.7%		150,977
Net Assets – 100%		$21,724,315
Cost of Investments is $18,286,646 for federal income tax purposes and net unrealized appreciation consists of:
Gross unrealized appreciation		$5,118,716
Gross unrealized depreciation		(1,832,024)
Net unrealized appreciation		$3,286,692
†	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2009.

ADR American Deposit Receipt

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
EQUITIES – 99.5%
Advertising Agency – 4.5%
DG FastChannel, Inc.*	139,700	$2,556,510
VisionChina Media, Inc. ADR*	207,300	1,266,603
		3,823,113
Banks – 1.8%
PrivateBancorp, Inc.	69,100	1,536,784
Beverage-Soft Drinks – 3.5%
Green Mountain Coffee Roasters, Inc.*	50,100	2,961,912
Communication Technology – 3.7%
Starent Networks Corp.*	129,400	3,158,654
Computer Services Software & Systems – 18.4%
3Par, Inc.*	81,100	1,005,640
ArcSight, Inc.*	177,700	3,157,729
Art Technology Group, Inc.*	306,500	1,164,700
AsiaInfo Hldgs., Inc.*	44,700	769,287
Blackboard, Inc.*	17,000	490,620
Compellent Technologies, Inc.*	32,400	494,100
Longtop Financial Technologies Ltd. ADR*	32,900	808,024
Medidata Solutions, Inc.*	59,000	966,420
Pegasystems, Inc.	144,000	3,798,720
Stanley, Inc.*	29,400	966,672
SXC Health Solutions Corp.*	50,100	1,273,542
Telecommunication Systems, Inc.*	106,700	758,637
		15,654,091
Computer Technology – 5.2%
STEC, Inc.*	46,000	1,066,740
Synaptics, Inc.*	87,500	3,381,875
		4,448,615
Drugs & Pharmaceuticals – 3.4%
Cypress Bioscience, Inc.*	191,900	1,807,698
Emergent Biosolutions, Inc.*	75,600	1,083,348
		2,891,046
Education Services – 4.6%
American Public Education, Inc.*	26,154	1,034,391
Bridgepoint Education, Inc.*	62,800	1,067,600
Grand Canyon Education, Inc.*	54,596	916,121

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Lincoln Educational Services Corp.*	42,800	$895,804
		3,913,916
Electrical Equipment – 1.2%
American Superconductor Corp.*	37,500	984,375
Electronic Medical Systems – 2.7%
Somanetics, Corp.*	35,693	589,291
Thoratec Corp.*	62,500	1,673,750
		2,263,041
Electronics – 1.5%
American Science & Engineering, Inc.	18,100	1,251,072
Electronics Semi-Conductors – 2.9%
Cavium Networks, Inc.*	78,900	1,326,309
NetLogic Microsystems, Inc.*	31,400	1,144,844
		2,471,153
Electronics Technology. – 0.4%
Cogent, Inc.*	32,800	351,944
Financial Data Product Services – 1.0%
CyberSource Corp.*	55,600	850,680
Health Care Management Services – 2.3%
Catalyst Health Solutions, Inc.*	78,300	1,952,802
Health Care Services – 12.8%
Athenahealth, Inc.*	51,800	1,917,118
Cardionet, Inc.*	51,200	835,584
HMS Hldgs. Corp.*	50,200	2,044,144
IPC The Hospitalist Co., Inc.*	109,100	2,911,879
LHC Group, Inc.*	28,800	639,648
Phase Forward, Inc.*	53,200	803,852
Quality Systems, Inc.	30,100	1,714,496
		10,866,721
Hotels & Leisure – 1.1%
Home Inns & Hotels Mgmt., Inc. ADR*	56,200	893,018
Machine Oilwell Equipment – 0.6%
Carbo Ceramics, Inc.	15,300	523,260
Medical & Dental Services – 3.1%
Genoptix, Inc.*	82,800	2,648,772

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Offshore Drilling – 0.8%
Atwood Oceanics, Inc.*	28,500	$709,935
Oil Crude Producer – 4.7%
Arena Resources, Inc.*	41,300	1,315,405
Bill Barrett Corp.*	24,200	664,532
Carrizo Oil & Gas, Inc.*	79,501	1,363,442
Goodrich Petroleum Corp.*	26,900	661,471
		4,004,850
Pollution & Environmental Service – 0.7%
Fuel-Tech, Inc.*	57,200	554,840
Print & Copy Services – 3.2%
Vistaprint Ltd.*	63,200	2,695,480
Publishing-Newspapers – 0.8%
Dolan Media Co.*	56,600	723,914
Restaurants – 1.3%
Buffalo Wild Wings, Inc.*	32,600	1,060,152
Shoes – 2.6%
Deckers Outdoor Corp.*	19,100	1,342,157
Iconix Brand Group, Inc.*	55,600	855,128
		2,197,285
Technology Misc. – 0.7%
Vocus, Inc.*	31,900	630,982
Telecommunications – 1.0%
MasTec, Inc.*	69,100	809,852
Textile – Apparel Manufacturer – 2.5%
True Religion Apparel, Inc.*	96,800	2,158,640
Utilities Telecommunication – 3.9%
Neutral Tandem, Inc.*	110,950	3,275,244
Wholesale & International Trade – 2.6%
Central European Distribution Corp.*	82,000	2,178,740
Total Equities (Cost: $66,466,960)		$84,444,883

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Units	Value
Warrants – 0.1%
Internet Software & Systems
Kowabunga!, Inc. ($2.50, expires 04/03/1l)†	540,000	$53,879
Kowabunga!, Inc. ($3.05, expires 12/05/ll)†	170,043	22,535
Kowabunga!, Inc. ($4.00, expires 12/05/ll)†	85,022	10,356
Total Warrants (Cost: $0)		$86,770
Total Investments – 99.6% (Cost: $66,466,960)		$84,531,653
Other Assets less Liabilities – 0.4%		369,628
Net Assets – 100%		$84,901,281
Cost of Investments is $68,002,462 for federal income tax purposes and net unrealized appreciation consists of:
Gross unrealized appreciation		$20,696,535
Gross unrealized depreciation		(4,167,344)
Net unrealized appreciation		$16,529,191
†	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2009.

ADR American Depository Receipt

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
EQUITIES – 98.0%
Advertising Agency – 3.2%
DG FastChannel, Inc.*	8,800	$161,040
Aerospace – 0.9%
Herley Industries, Inc.*	4,200	46,074
Banks – 1.1%
PrivateBancorp, Inc.	2,400	53,376
Beverage – Soft Drinks – 3.2%
Diedrich Coffee, Inc.*	3,000	71,340
Green Mountain Coffee Roasters, Inc.*	1,550	91,636
		162,976
Biotech Research & Production – 1.6%
Dendreon Corp.*	3,300	82,500
Business Equipment – 0.6%
Coinstar, Inc.*	1,100	29,370
Casinos & Gambling – 2.2%
Perm National Gaming, Inc.*	1,800	52,398
WMS Industries, Inc.*	1,800	56,718
		109,116
Chemicals – 1.5%
LSB Industries, Inc.*	4,600	74,382
Communication Technology – 5.2%
Novatel Wireless, Inc.*	4,100	36,982
Starent Networks Corp.*	9,300	227,013
		263,995
Computer Services Software & Systems – 8.2%
ArcSight, Inc.*	8,100	143,937
ClickSoftware Technologies Ltd.*	16,300	107,580
Pegasystems, Inc.	4,100	108,158
Solera Hldgs., Inc.*	2,100	53,340
		413,015
Computer Technology – 4.8%
STEC, Inc.*	2,600	60,294
Synaptics, Inc.*	4,750	183,587
		243,881

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Drugs & Pharmaceuticals – 2.4%
Noven Pharmaceuticals, Inc.*	4,500	$64,350
United Therapeutics Corp.*	700	58,331
		122,681
Electronic Medical Systems – 5.0%
Greatbatch, Inc.*	2,400	54,264
Illumina, Inc.*	4,300	167,442
Thoratec, Corp.*	1,200	32,136
		253,842
Electrical Equipment – 1.9%
American Superconductor Corp.*	3,600	94,500
Electronics Semi-Conductors – 4.3%
Cree, Inc.*	1,800	52,920
NetLogic Microsystems, Inc.*	1,500	54,690
Suntech Power Hldgs. Co. Ltd.*	2,600	46,436
Yingli Green Energy Hldg. Co. Ltd. ADR*	4,800	65,040
		219,086
Electronics Technology – 2.1%
Acacia Research Corp.*	13,400	105,458
Engineering Services – 0.7%
Aecom Technology Corp.*	1,100	35,200
Financial Data Product Services – 0.9%
Advent Software, Inc.*	1,400	45,906
Foods – 1.2%
Diamond Foods, Inc.	2,200	61,380
Healthcare – Misc. – 1.1%
Providence Service Corp.*	5,100	55,845
Healthcare Services – 9.4%
Athenahealth, Inc.*	3,300	122,133
Eclipsys Corp.*	3,500	62,230
HMS Hldgs. Corp*	2,900	118,088
IPC The Hospitalist Co., Inc.*	4,300	114,767
Quality Systems, Inc.	1,000	56,960
		474,178

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Machine Oilwell Equipment – 1.0%
Helmerich & Payne, Inc.	800	$24,696
Hornbeck Offshore Services, Inc.*	1,100	23,529
		48,225
Medical & Dental Instruments & Supply – 0.9%
Orthovita, Inc.*	8,900	46,013
Medical & Dental Services – 3.9%
Bio-Reference Laboratories, Inc.*	1,200	37,932
Genoptix, Inc.*	5,000	159,950
		197,882
Metal Fabricating – 1.0%
Valmont Industries, Inc.	700	50,456
Offshore Drilling – 1.0%
Atwood Oceanics, Inc.*	2,000	49,820
Oil Crude Producer – 3.3%
Arena Resources, Inc.*	1,300	41,405
Carrizo Oil & Gas, Inc.*	2,500	42,875
Mariner Energy, Inc.*	3,700	43,475
Penn Virginia Corp.	1,300	21,281
PetroQuest Energy, Inc.*	5,200	19,188
		168,224
Pollution & Environmental Service – 2.1%
Perma-Fix Environmental Services, Inc.*	43,000	104,060
Power Transmission Equipment – 1.5%
Maxwell Technologies, Inc.*	5,600	77,448
Print & Copy Services – 1.9%
VistaPrint Ltd.*	2,200	93,830
Production Technology Equipment – 3.5%
Cymer, Inc.*	2,100	62,433
Electro Scientific Industries, Inc.*	5,600	62,832
FEI Co.*	2,300	52,670
		177,935
Publishing-Newspapers – 1.0%
Dolan Media Co.*	4,000	51,160

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Retail – 2.9%
Aaron’s, Inc	900	$26,838
Aeropostale, Inc.*	1,900	65,113
Netflix, Inc.*	1,300	53,742
		145,693
Savings & Loans – 1.6%
Ocwen Financial Corp.*	6,300	81,711
Service Commercial – 1.7%
Tetra Tech, Inc.*	2,900	83,085
Shoes – 1.3%
Steven Madden Ltd.*	2,500	63,275
Textile – Apparel Manufacturer – 3.2%
J. Crew Group, Inc.*	3,700	99,974
True Religion Apparel, Inc.*	2,800	62,440
		162,414
Tires & Rubber – 1.4%
Female Health Co.*	14,800	71,040
Utilities – Telecommunication – 1.6%
Neutral Tandem, Inc.*	2,800	82,656
Wholesale & International Trade – 1.7%
Central European Distribution Corp.*	3,152	83,749
Total Equities (Cost: $4,070,647)		$4,946,477
Total Investments – 98.0% (Cost: $4,070,647)		$4,946,477
Other Assets less Liabilities – 2.0%.		99,476
Net Assets – 100%		$5,045,953
Cost of Investments is $4,072,401 for federal income tax purposes and net unrealized appreciation consists of:
Gross unrealized appreciation		$963,010
Gross unrealized depreciation		(88,934)
Net unrealized appreciation		$874,076
†	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2009.

ADR American Depositary Receipt

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
EQUITIES – 98.2%
Auto Components – 3.2%
Wonder Auto Technology, Inc.*	309,483	$3,135,063
Xinyi Glass Hldg. Co. Ltd.†	5,653,000	4,848,200
		7,983,263
Biotechnology – 1.9%
3SBio, Inc., Ltd.*	287,900	2,372,296
Sino Biopharmaceutical Ltd.†	13,783,739	2,358,516
		4,730,812
Chemicals – 1.5%
Huabao International Hldgs. Ltd.†	2,619,500	2,529,508
Yongye Biotechnology International, Inc.*	336,100	1,213,321
		3,742,829
Commercial Service & Supply – 1.3%
China Everbright International Ltd.†	8,747,700	2,456,113
Rino International Corp.*	83,600	819,280
		3,275,393
Communications Equipment – 2.0%
China Grentech Corp. Ltd. ADR*	12,700	41,275
Comba Telecom Systems Hldgs. Ltd.†	8,832,560	4,907,681
		4,948,956
Construction & Engineering – 0.7%
Midas Hldgs. Ltd.†	3,396,600	1,828,920
Construction Materials – 2.3%
Asia Cement China Hldgs. Corp.†	2,315,800	1,683,949
China Shanshui Cement Group Ltd.†	5,971,000	4,125,588
		5,809,537
Containers & Packaging – 0.7%
AMVIG Hldgs. Ltd.†	2,497,600	1,609,733
Cosmetics & Toiletries – 0.2%
Bawang International Group Hldg. Ltd.*†	1,250,000	383,868
Diversified Consumer Services – 5.7%
ATA, Inc. ADR*	413,200	3,663,018
ChinaCast Education Corp.*	387,000	2,774,790
China Distance Education Hldgs., Inc. ADR*	394,800	2,763,600

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
New Oriental Education & Technology Group, Inc. ADR*	75,300	$5,072,208
		14,273,616
Electrical Equipment – 4.2%
China High Speed Transmission†	2,275,800	4,511,781
Zhuzhou CSR Times Electric Co. Ltd.†	4,288,300	6,056,700
		10,568,481
Electronic Equipment & Instruments – 6.1%
China Power New Energy Development Co. Ltd.*†	42,514,000	3,053,857
Inspur International Ltd.†	30,797,400	5,278,442
Wasion Group Hldgs. Ltd.†	9,450,100	7,034,365
		15,366,664
Energy Equipment & Services – 2.2%
Anton Oilfield Services Group†	16,259,800	1,988,089
China Oilfield Services Ltd.†	843,100	908,453
Shandong Molong Petroleum Machinery Co. Ltd.†	18,753,300	2,676,502
		5,573,044
Food Products – 4.3%
American Dairy, Inc.*	73,900	2,930,874
China Green Hldgs. Ltd.†	1,630,400	1,694,027
China Mengniu Dairy Co. Ltd.*†	742,500	1,722,503
China Yurun Food Group Ltd.†	1,171,100	1,762,456
Want Want China Hldgs. Ltd.†	4,717,200	2,658,292
		10,768,152
Gas Utilities – 1.2%
China Gas Hldgs. Ltd.*†	3,333,000	825,590
Xinao Gas Hldgs. Ltd.†	1,284,400	2,186,035
		3,011,625
Health Care Equipment Supplies – 3.0%
Mingyuan Medicare Development Co. Ltd.*†	17,923,300	1,979,182
Shandong Weigao Group†	2,207,100	5,655,636
		7,634,818
Hotels Restaurants & Leisure – 4.6%
Ajisen China Hldgs. Ltd.†	1,422,600	898,049
Ctrip.com International Ltd. ADR*	84,000	3,889,200
FU JI Food & Catering Services Hldgs. Ltd.*†	1,370,500	1,135,545

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Home Inns & Hotels Mgmt., Inc. ADR.*	140,800	$2,237,312
Little Sheep Group Ltd.*†	3,486,200	1,408,146
Rexlot Hldgs. Ltd.*†	27,088,700	2,087,040
		11,655,292
Household Products – 1.8%
Vinda International Hldgs. Ltd.†	8,187,000	4,558,915
Industrial Power Products – 0.7%
China WindPower Group Ltd.*†	15,416,500	1,684,664
Insurance – 2.0%
CNinsure, Inc. ADR.	380,100	5,097,141
Internet Software & Services – 9.2%
AsiaInfo Hldg., Inc.*	291,700	5,020,157
Baidu.com, Inc. ADR*	22,200	6,684,198
NetEase.com, Inc. ADR*	75,600	2,659,608
Pacific Online†	3,437,800	785,943
Sohu.com, Inc.*	52,750	3,314,282
Tencent Hldgs. Ltd.†	408,200	4,736,180
		23,200,368
Machinery – 7.0%
China Automation Group Ltd.†	13,981,700	5,415,664
China Fire & Security Group, Inc.*	181,300	2,206,421
China National Materials Co. Ltd.†	3,230,700	2,646,697
China South Locomotive and Rolling Stock Corp. Ltd.†	3,577,000	2,085,124
Duoyuan Global Water, Inc.*	32,000	776,960
Lonking Hldgs. Ltd.†	2,518,500	1,215,144
Sinotruk Hong Kong Ltd.	686,500	665,236
Zhongde Waste Technology AG*	148,820	2,695,266
		17,706,512
Media – 4.1%
A8 Digital Music Hldgs. Ltd.*†	5,785,000	2,435,880
China Mass Media International Advertising Corp. ADR*	212,500	1,100,750
SinoMedia Hldg. Ltd.†	13,793,800	3,212,244
VisionChina Media, Inc. ADR.*	601,400	3,674,554
		10,423,428
Metals & Mining – 1.2%
Real Gold Mining Ltd.*	1,340,100	1,130,864

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Zhaojin Mining Industry Co. Ltd.†	1,226,100	$1,982,899
		3,113,763
Multiline Retail – 2.1%
Golden Eagle Retail Group Ltd.†	3,832,664	4,441,114
Parkson Retail Group Ltd.†	593,000	844,633
		5,285,747
Personal Products – 1.4%
Hengan International Group Co. Ltd.†	769,900	3,597,715
Pharmaceuticals – 0.6%
Shandong Luoxin Pharmacy Stock Co. Ltd.*†	1,235,200	487,016
Sihuan Pharmaceutical Hldgs. Group Ltd.†	2,171,500	1,018,884
		1,505,900
Real Estate Management & Development – 5.0%
E-House China Hldgs. Ltd. ADR*	376,600	5,814,704
Sino-Ocean Hldgs. Ltd.†	3,062,344	3,477,299
Yanlord Land Group Ltd.†	2,245,200	3,519,867
		12,811,870
Software – 12.1%
Changyou.com Ltd.*	92,300	3,542,474
Kingdee International Software Group Co. Ltd.†	8,300,800	1,429,442
Kingsoft Corp. Ltd.†	5,737,000	3,986,338
Kongzhong Corp. ADR*	227,700	2,445,498
Longtop Financial Technologies Ltd. ADR*	261,825	6,430,422
Perfect World Co. Ltd. ADR*	186,500	5,333,900
Shanda Interactive Entertainment Ltd. ADR*	54,800	2,868,232
VanceInfo Technologies, Inc. ADR*	307,975	4,548,791
		30,585,097
Textile, Apparel & Luxury Goods – 4.9%
361 Degrees International Ltd.*	4,248,000	2,137,689
Anta Sports Products Co. Ltd.†	3,098,500	3,859,867
China Dongxiang Group Co.†	3,411,600	2,282,940
Li Ning Co. Ltd.†	605,000	1,775,293
Ports Design Ltd.*†	310,595	727,894
Xtep International Hldgs. Ltd.*†	2,923,200	1,453,821
		12,237,504

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Water Utilities – 1.0%
Epure International Ltd.†	8,379,600	$2,588,396
Total Equities (Cost: $178,714,802)		$247,562,023

	Face Amount	Value
Commercial Paper – 1.7%
Prudential Financial 1.00%, Due 7/2/2009	4,400,000	$4,400,000
Total Commercial Paper (Cost: $4,400,000)		$4,400,000

	Units	Value
Warrants – 0.0%
Chemicals
Jiutian Chemical Group Ltd. ($0.80, expires 10/15/10)	4,572,700	$15,785
Total Warrants (Cost: $0)		$15,785
Total Investments – 99.9% (Cost: $183,114,802)		$251,977,808
Other Assets less Liabilities – 0.1%.		212,525
Net Assets – 100%		$252,190,333
Cost of Investments is $192,290,297 for federal income tax purposes and net unrealized appreciation consists of:
Gross unrealized appreciation		$66,869,445
Gross unrealized depreciation		(7,181,934)
Net unrealized appreciation		$59,687,511
†	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2009.

ADR American Depository Receipt

COUNTRY ALLOCATION (as a percentage of Net Assets)

China (Includes (the People’s Republic of China and Hong Kong)	95.0%
Singapore	3.2%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
EQUITIES – 99.2%
Australia – 6.9%
Equinox Materials Ltd.*	64,900	$150,093
JB HI-FI Ltd.	21,100	261,837
Mount Gibson Iron Ltd.*	310,900	225,471
Nido Petroleum Ltd.*	1,267,500	173,630
Western Areas NL*	33,600	159,742
		970,773
Austria – 2.6%
Andritz AG*	5,200	218,117
Erste Group Bank AG	5,600	151,071
		369,188
Belgium – 1.4%
Telenet Group Hldg. NV*	9,500	201,507
Canada – 6.1%
Addax Petroleum Corp.*	4,800	203,571
Bridgewater Systems Corp.*	14,700	57,883
Linamar Corp.	21,300	197,773
Niko Resources Ltd.	3,100	213,214
Pacific Rubiales Energy Corp.*	24,000	197,876
		870,317
China – 6.3%
China High Speed Transmission Equipment Group Co. Ltd.	69,200	137,863
CNinsure Inc. ADR	14,800	198,468
E-House China Hldgs. Ltd ADR*	11,100	171,384
Perfect World Co. Ltd. ADR*	7,700	220,220
Zhuzhou CSR Times Electric Co. Ltd.	113,800	161,228
		889,163
Cyprus – 0.9%
Songa Offshore SE*	39,800	129,362
Denmark – 1.4%
SimCorp AS*	1,300	201,547
Finland – 1.5%
Oriola-KD OYJ*	55,100	213,341

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Germany – 4.3%
Centrotherm Photovoltaics AG*	5,200	$224,609
Phoenix Solar AG	3,600	166,104
Wirecard AG	22,600	220,347
		611,060
Greece – 1.5%
Public Power Corp. SA*	10,200	210,345
Hong Kong – 9.2%
Anton Oilfield Services Group*	1,442,700	176,846
Asia Cement China Hldgs. Corp.	253,200	184,917
Comba Telecom Systems Hldgs. Ltd.*	358,800	200,464
Noble Group Ltd.	278,500	349,952
Vinda International Hldgs. Ltd.	304,300	170,014
Wasion Group Hldgs. Ltd.*	297,700	222,025
		1,304,218
Japan – 12.5%
Asahi Co. Ltd.*	2,600	71,656
Cosmos Pharmaceutical Corp.	14,300	257,544
Gourmet Navigator, Inc.	40	113,230
Kinki Sharyo Co. Ltd.	24,800	166,046
Nippon Electric Glass Co. Ltd.*	25,900	290,900
Osaka Securities Exchange Co. Ltd.	37	177,827
Simplex Technology Inc.*	300	149,011
SMS Co. Ltd.	40	213,422
Torishima Pump Mfg. Co. Ltd.	14,500	213,131
Towa Pharmaceutical Co. Ltd.	2,400	120,579
		1,773,346
Norway – 2.4%
Atea ASA*	81,200	337,168
Portugal – 1.3%
Banco Espirito Santo SA*	32,700	176,154
South Africa – 0.9%
Aquarius Platinum Ltd.*	32,700	125,080
South Korea – 2.8%
Neowiz Games Corp.*	4,800	120,570
Sodiff Advanced Materials Co. Ltd.	2,100	139,456

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
TK Corp.*	5,500	$136,426
		396,452
Spain – 1.7%
Abengoa SA*	10,600	234,579
Sweden – 8.2%
Electrolux AB*	15,300	213,694
Elekta AB*	12,100	177,234
Net Entertainment NE AB	27,304	206,161
Oriflame Cosmetics SA	3,500	152,210
Proffice AB*	66,700	151,303
Unibet Group PLC	10,000	252,118
		1,152,720
Switzerland – 3.0%
Acino Hldg. AG*	1,000	184,989
Temenos Group AG*	14,300	243,477
		428,466
United Kingdom – 24.3%
ASOS PLC*	34,300	191,863
Autonomy Corp. PLC*	9,100	215,138
Babcock International Group PLC	31,900	252,437
Chemring Group PLC	6,500	232,055
Debenhams PLC	152,100	202,690
Fidessa Group PLC	7,600	136,038
Game Group PLC	46,500	125,845
ICAP PLC*	23,400	173,624
Intermediate Capital Group PLC*	23,800	189,416
Invensys PLC	48,100	176,865
Micro Focus International PLC	31,900	196,544
Misys PLC*	77,200	219,091
Mothercare PLC	24,700	195,055
Pace PLC	62,300	203,710
Petrofac Ltd.	19,500	214,945
Southern Cross Healthcare Ltd.*	92,200	215,017
Telecity Group PLC*	29,700	145,610
Wood Group (John) PLC	35,600	156,379
		3,442,322

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Total Equities (Cost: $11,706,848)		$14,037,108
Total Investments – 99.2% (Cost: $11,706,848)		$14,037,108
Other Assets less Liabilities – 0.8%.		115,337
Net Assets – 100%		$14,152,445
Cost of Investments is $12,468,447 for federal income tax purposes and net unrealized appreciation consists of:
Gross unrealized appreciation		$1,790,260
Gross unrealized depreciation		(221,599)
Net unrealized appreciation		$1,568,661
*	Non-Income producing security during the period ended June 30, 2009.

ADR American Depository Receipt

SECTOR ALLOCATION (as a percentage of Net Assets)

Consumer Discretionary	15.0%
Consumer Staples	4.1%
Energy	10.3%
Financials	8.8%
Health Care	6.4%

Industrials	19.9%
Information Technology	24.8%
Materials	7.0%
Telecomm Service	1.4%
Utilities	1.5%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
EQUITIES – 99.6%
Australia – 4.9%
Arrow Energy Ltd.*†	11,500	$32,662
Atlas Iron Ltd.*†	27,058	35,784
Fortescue Metals Group Ltd.*†	15,600	47,281
Incitec Pivot Ltd.†	12,000	22,837
MacArthur Coal Ltd.*†	8,228	43,417
Mirabela Nickel Ltd.*†	13,000	26,332
Mount Gibson Iron Ltd.*†	60,000	43,083
Sino Gold Mining Ltd.*†	11,333	47,019
		298,415
China – 28.4%
Anta Sports Products Co. Ltd.†	60,000	74,743
AsiaInfo Hldgs., Inc.*	900	15,489
Baidu.com, Inc. ADR*	700	210,763
China Bluechemical Ltd.†	50,000	26,122
China Foods Ltd.†	60,000	35,947
China Green Hldgs. Ltd.†	30,000	31,171
China High Speed Transmission Equipment Group Ltd.†	40,000	79,300
China National Materials Co. Ltd.†	53,000	43,419
China Resources Land Ltd.†	28,000	61,674
China Shanshui Cement Group†	136,000	93,967
Dongfeng Motor Group Co. Ltd.†	70,000	58,713
E-House China Hldgs. Ltd. ADR*	2,000	30,880
Guangdong Investment Ltd.†	72,000	35,348
Jiangxi Copper Co. Ltd.*†	30,000	48,741
Longtop Financial Technologies Ltd. ADR*	1,500	36,840
New Oriental Education & Technology Group, Inc. ADR*	1,800	121,248
Perfect World Co. Ltd. ADR*	1,400	40,040
Shanda Interactive Entertainment Ltd. ADR*	1,231	64,430
Shandong Molong Petroleum Machinery Co. Ltd.†	216,000	30,828
Shandong Weigao Group†	34,400	88,149
Sichuan Expressway Co. Ltd.*†	120,000	49,342
Sohu.com, Inc.*	1,010	63,458
Tencent Hldgs. Ltd.†	12,000	139,231
VisionChina Media, Inc. ADR*	6,000	36,660
Yingli Green Energy Hldg. Co. Ltd. ADR*	2,000	27,100
Zhaojin Mining Industry Co. Ltd.†	42,200	68,248

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Zhuzhou CSR Times Electric Co. Ltd.†	79,000	$111,578
		1,723,429
Hong Kong – 22.9%
AAC Acoustic Technologies Hldgs., Inc.†	34,000	26,956
Asia Cement China Hldgs. Corp.†	49,500	35,994
C C Land Hldgs. Ltd.†	160,000	103,190
China Automation Group Ltd.†	200,800	77,778
China Dongxiang Group Co.†	77,000	51,526
China Everbright International Ltd.†	193,000	54,189
China WindPower Group Ltd.*†	500,000	54,638
Comba Telecom Systems Hldgs. Ltd.†	66,000	36,672
Golden Eagle Retail Group Ltd.*†	30,000	34,763
Hongkong Land Hldgs. Ltd.*†	14,000	49,307
Inspur International Ltd.†	325,000	55,703
Kerry Properties Ltd.*†	10,000	43,560
Lee & Man Paper Manufacturing Ltd.*†	46,800	45,639
Noble Group Ltd.†	31,400	39,135
Peace Mark Hldgs. Ltd.*†	72,000	0
Ports Design Ltd.*†	28,000	65,619
Shimao Property Hldgs. Ltd*†	40,000	77,120
SinoMedia Hldg. Ltd.†	100,000	23,288
Sino-Ocean Hldgs. Ltd.†	109,800	124,678
Soho China Ltd.*†	68,000	41,865
Techtronic Industries Co. Ltd.†	74,000	50,979
Vinda International Hldgs. Ltd.†	80,000	44,548
Wing Hang Bank Ltd.*†	4,000	34,916
Xinao Gas Hldgs. Ltd.†	60,000	102,119
Xinyi Glass Hldgs. Co. Ltd.†	140,000	120,069
		1,394,251
India – 14.2%
Axis Bank Ltd.*†	3,000	51,900
Bharat Heavy Electricals Ltd.†	1,500	68,850
Bharti Airtel Ltd.*†	6,900	115,343
Educomp Solutions Ltd.*†	500	39,421
Financial Technologies (India) Ltd.*†	3,000	81,466
Hindustan Unilever Ltd.†	11,100	61,780
IVRCL Infrastructures & Projects Ltd.*†	5,000	35,532
Jain Irrigation Systems Ltd.*†	3,000	39,302

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
JSW Steel Ltd.†	2,000	$25,580
Max India Ltd.*†	6,413	28,309
Mphasis Ltd.*†	6,000	48,358
Petronet LNG Ltd.†	24,800	36,212
Shree Renuka Sugars Ltd.*†	15,000	43,999
Tata Power Co. Ltd.*†	2,900	69,379
United Phosphorus Ltd.*†	16,000	47,452
Voltas Ltd.*†	12,000	31,158
Yes Bank Ltd.*†	12,000	37,113
		861,154
Indonesia – 6.8%
PT Bisi International TBK*†	138,000	25,034
PT Bank Danamon Indonesia TBK†	80,000	37,576
PT Bank Rakyat Indonesia†	60,000	36,787
PT Bumi Serpong Damai*†	600,000	31,575
PT Ciputra Development TBK*†	500,000	35,063
PT Indo Tambangraya Megah†	23,000	44,738
PT Indocement Tunggal Prakarsa TBK†	60,000	45,378
PT Indofood Sukses Makmur TBK*†	200,000	36,834
PT Perusahaan Perkebunan London Sumatra Indonesia TBK†	50,000	29,175
PT Tambang Batubara Bukit Asam TBK†	30,000	33,881
PT United Tractors TBK†	60,000	58,178
		414,219
Japan – 0.7%
Nippon Electric Glass Co. Ltd.*	4,000	44,927
Malaysia – 0.7%
KNM Group Berhad*†	186,000	44,180
Philippines – 0.2%
Metropolitan Bank & Trust Co.*†	18,000	11,734
Singapore – 6.7%
Allgreen Properties Ltd.*	45,000	31,379
Capitaland Ltd.*†	18,000	45,766
Epure International Ltd.†	157,000	48,496
Midas Hldgs. Ltd.†	100,000	53,846
Singapore Petroleum Co. Ltd.*†	9,000	38,425
Straits Asia Resources Ltd.*†	14,000	16,795

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
United Overseas Bank Ltd.†	6,000	$60,544
Wilmar International Ltd.*†	15,000	51,737
Yanlord Land Group Ltd.†	40,000	62,709
		409,697
South Africa – 0.5%
Aquarius Platinum Ltd.*†	7,500	28,991
South Korea – 12.5%
Amotech Co. Ltd.*†	10,000	37,778
Digitech Systems Co. Ltd.*†	2,000	36,112
Elk Corp.*†	4,000	40,521
HNK Machine Tool Co. Ltd.*	1,200	51,807
Hyosung Corp.*†	500	36,405
Infraware, Inc.*†	2,000	39,930
Joymax Co. Ltd.*	700	28,902
Kiwoom Securities Co. Ltd.*†	1,000	38,913
LG Household & Health Care Ltd.*†	100	16,918
Medy-Tox Inc.*†	1,600	31,888
NCSoft Corp.†	600	85,822
Neowiz Games Corp.*†	1,800	44,923
NHN Corp.*†	200	27,569
Sodiff Advanced Materials Co. Ltd.*†	360	23,740
Ssangyong Corp.*†	1,500	35,089
Sung Kwang Bend Co. Ltd.*†	1,686	25,213
Suprema, Inc.*†	1,500	69,087
WoongJin Coway Co. Ltd.*†	700	16,984
YedangOnline Corp.*†	6000	39,840
Yuhan Corp.†	204	29,912
		757,353
Thailand – 1.1%
Asian Property Development PCL*†	108,000	14,999
Bangkok Bank PCL*†	10,000	32,726
PTT Exploration & Production PCL*†	4,000	15,852
		63,577
Total Equities (Cost: $4,756,617)		$6,051,927
Total Investments – 99.6% (Cost: $4,756,617)		$6,051,927
Other Assets less Liabilities – 0.4%.		22,287

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

	Shares	Value
Net Assets – 100%		$6,074,214
Cost of investments is $4,796,015 for federal income tax purposes and net unrealized appreciation consists of:
Gross unrealized appreciation		$1,509,796
Gross unrealized depreciation		(253,884)
Net unrealized appreciation		$1,255,912
†	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2009

ADR American Depository Receipt

SECTOR ALLOCATION (as a percentage of Net Assets)

Consumer Discretionary	13.1%
Consumer Staples	6.2%
Energy	4.8%
Financials	16.3%
Health Care	2.4%

Industrials	15.0%
Information Technology	21.0%
Materials	13.8%
Telecomm Service	1.9%
Utilities	5.1%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$21,573,338	$84,531,653	$4,946,477
Cash	257,218	65,081	36,717
Receivable from fund shares sold	133	354,524	—
Receivable from securities sold	2,847	59,353	99,804
Due From Advisor.	—	—	4,177
Dividends and interest receivable	—	15,570	423
Prepaid Expenses	10,428	24,096	12,938
Total Assets	21,843,964	85,050,277	5,100,536
Liabilities:
Payable for fund shares redeemed	36,260	28,670	—
Payable for securities purchased	47,988	—	47,123
Payable to advisor (see note 2)	16,993	57,085	—
Payable to distributor	4,488	17,197	1,029
Accrued expenses	13,920	46,044	6,431
Total Liabilities	119,649	148,996	54,583
Net Assets	$21,724,315	$84,901,281	$5,045,953
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	2,683,881	6,654,129	708,784
Net asset value, offering price and redemption price	$8.09	$12.76	$7.12
Analysis of net assets:
Capital	$23,181,218	$85,237,173	$5,276,193
Undistributed net realized gains (losses) on investment	(4,827,447)	(18,400,586)	(1,106,070)
Net unrealized appreciation of investments	3,370,544	18,064,694	875,830
Net Assets	$21,724,315	$84,901,281	$5,045,953
(a) Investment securities at cost	$18,202,794	$66,466,960	$4,070,647

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Assets and Liabilities (continued)
June 30, 2009 (Unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$251,977,808	$14,037,108	$6,051,927
Cash	—	86,131	100,072
Receivable from fund shares sold	291,017	100	6,450
Receivable from securities sold	3,890,223	11,222	212,524
Due From Advisor	—	—	15,544
Dividends and interest receivable	500,093	50,493	16,820
Prepaid Expenses	21,181	15,319	8,180
Total Assets	256,680,322	14,200,373	6,411,517
Liabilities:
Payable to custodian bank	741,325	—	—
Payable for fund shares redeemed	111,787	—	1,451
Payable for securities purchased	3,246,935	—	316,729
Payable to advisor (see note 2)	247,197	5,804	—
Payable to distributor	49,439	2,988	1,279
Accrued expenses	93,306	39,136	17,844
Total Liabilities	4,489,989	47,928	337,303
Net Assets	$252,190,333	$14,152,445	$6,074,214
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	19,858,750	2,069,134	979,190
Net asset value, offering price and redemption price	$12.70	$6.84	$6.20
Analysis of net assets:
Capital	$199,894,526	$11,218,614	$5,664,966
Undistributed net realized gains (losses) on investment and foreign currency transactions	(16,567,304)	603,054	(886,266)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	68,863,111	2,330,777	1,295,514
Net Assets	$252,190,333	$14,152,445	$6,074,214
(a) Investment securities at cost	$183,114,802	$11,706,848	$4,756,617

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations
Period Ended June 30, 2009 (Unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$—	$2,216	$—
Dividends(a)	14,922	46,474	1,279
Total Income	14,922	48,690	1,279
Expenses:
Investment advisory fees (see note 2)	59,220	164,464	8,356
Management fees (see note 2)	39,480	152,066	8,356
Distribution fees and shareholder services (see note 2)	24,675	95,042	5,223
Transfer agent fees and expenses	31,466	85,342	18,109
Custodian fees and expenses	30,046	38,815	17,878
Federal and state registration fees	8,501	16,003	8,827
Other	18,690	73,134	3,964
Total expenses before reimbursed expenses	212,078	624,866	70,713
Earnings credit (see note 5)	43	106	18
Expense Reimbursement (see note 2)	14,636	—	28,913
Total Expenses	197,399	624,760	41,782
Net Investment Income (Loss)	(182,477)	(576,070)	(40,503)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	(4,645,051)	(17,824,515)	(1,065,568)
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	7,904,357	31,821,932	2,196,628
Net realized/unrealized gains (losses) on investments and foreign currencies	3,259,306	13,997,417	1,131,060
Net increase (decrease) in net assets resulting from operations	$3,076,829	$13,421,347	$1,090,557
(a)	Dividends are net of foreign withholding tax of $3,072 for the Micro-Cap Fund.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations (continued)
Period Ended June 30, 2009 (Unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$8,650	$—	$—
Dividends(a)	2,071,028	149,599	47,548
Total Income	2,079,678	149,599	47,548
Expenses:
Investment advisory fees	958,068	81,021	28,231
Distribution fees and shareholder services (see note 2)	191,614	16,204	5,646
Transfer agent fees and expenses	201,795	34,925	13,617
Custodian fees and expenses	180,902	73,380	54,050
Federal and state registration fees	18,975	10,046	10,450
Other	129,366	17,946	4,983
Total expenses before reimbursed expenses	1,680,720	233,522	116,977
Earnings credit (see note 5)	164	85	67
Expense reimbursed from advisor	—	71,960	60,675
Total Expenses	1,680,556	161,477	56,235
Net Investment Income (Loss)	399,122	(11,878)	(8,687)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) on investment transactions	(16,959,304)	618,619	(868,975)
Net realized gains (losses) on foreign currency transactions	(7,122)	(3,687)	(8,604)
Net realized gains (losses) on investment and foreign currency transactions	(16,966,426)	614,932	(877,579)
Increase (decrease) in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	102,888,242	1,968,773	2,691,594
Net realized/unrealized gains (losses) on investments and foreign currencies	85,921,816	2,583,705	1,814,015
Net increase (decrease) in net assets resulting from operations	$86,320,938	$2,571,827	$1,805,328
(a)	Dividends are net of foreign withholding tax of $51,379, $14,063 and $3,059 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
From Operations:
Net investment loss	$(182,477)	$(553,114)
Net realized gains (losses) on investments	(4,645,051)	(11,440,484)
Increase (decrease) in net unrealized appreciation (depreciation) of investments	7,904,357	(15,910,272)
Net increase (decrease) in net assets resulting from operations	3,076,829	(27,903,870)
From Distributions:
Distributions from net realized gains on investments	—	(1,013,354)
From Capital Share Transactions:
Proceeds from sale of shares	863,361	11,401,510
Proceeds from reinvestment of distributions	—	870,209
Redemption of shares	(3,599,260)	(12,975,214)
Net increase (decrease) from capital share transactions	(2,735,899)	(703,495)
Total increase (decrease) in net assets	340,930	(29,620,719)
Net Assets:
Beginning of period	21,383,385	51,004,104
End of period	$21,724,315	$21,383,385
Transactions in Shares:
Shares sold	125,567	990,910
Shares issued in reinvestment of dividends	—	134,707
Less shares redeemed	(520,107)	(1,325,844)
Net increase (decrease) from capital share transactions	(394,540)	(200,227)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

From Operations:
Net investment loss	$(576,070)	$(1,767,020)
Net realized gains (losses) on investments	(17,824,515)	(61,248,647)
Increase (decrease) in net unrealized appreciation (depreciation) of investments	31,821,932	(55,608,520)
Net increase (decrease) in net assets resulting from operations	13,421,347	(118,624,187)
From Distributions:
Distributions from net realized gains on investments	—	(2,778,555)
From Capital Share Transactions:
Proceeds from sale of shares	11,969,751	42,120,144
Proceeds from reinvestment of distributions	—	2,635,420
Redemption of shares	(22,227,463)	(60,938,446)
Net increase (decrease) from capital share transactions	(10,257,712)	(16,182,882)
Total increase (decrease) in net assets	3,163,635	(137,585,624)
Net Assets:
Beginning of period	81,737,646	219,323,270
End of period	$84,901,281	$81,737,646
Transactions in Shares:
Shares sold	1,126,767	2,467,840
Shares issued in reinvestment of dividends	—	265,400
Less shares redeemed	(2,120,590)	(3,586,789)
Net increase (decrease) from capital share transactions	(993,823)	(853,549)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
From Operations:
Net investment loss	$(40,503)	$(162,477)
Net realized gains (losses) on investments	(1,065,568)	(3,184,107)
Increase (decrease) in net unrealized appreciation (depreciation) of investments	2,196,628	(3,196,349)
Net increase (decrease) in net assets resulting from operations	1,090,557	(6,542,933)
From Distributions:
Distributions from net realized gains on investments	—	(653,784)
From Capital Share Transactions:
Proceeds from sale of shares	265,739	1,721,450
Proceeds from reinvestment of distributions	—	536,102
Redemption of shares	(542,835)	(2,312,160)
Net increase (decrease) from capital share transactions	(277,096)	(54,608)
Total increase (decrease) in net assets	813,461	(7,251,325)
Net Assets:
Beginning of period	4,232,492	11,483,817
End of period	$5,045,953	$4,232,492
Transactions in Shares:
Shares sold	45,275	152,029
Shares issued in reinvestment of dividends	—	102,899
Less shares redeemed	(98,050)	(231,788)
Net increase (decrease) from capital share transactions	(52,775)	23,140

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
From Operations:
Net investment loss	$399,122	$(3,472,233)
Net realized gains (losses) on investment and foreign currency transactions	(16,966,426)	(27,501,622)
Increase (decrease) in net unrealized appreciation (depreciation) of investments and translation of assets and liabilities denominated in foreign currencies	102,888,242	(371,350,039)
Net increase (decrease) in net assets resulting from operations	86,320,938	(402,323,894)
From Distributions:
Distributions from net realized gains on investments	—	(33,034,969)
From Capital Share Transactions:
Proceeds from sale of shares	64,763,999	83,510,380
Proceeds from reinvestment of distributions	—	31,078,175
Redemption of shares	(17,343,970)	(504,605,100)
Net increase (decrease) from capital share transactions	47,420,029	(390,016,545)
Total increase (decrease) net assets	133,740,967	(825,375,408)
Net Assets:
Beginning of period	118.449,366	943,824,774
End of period	$252,190,333	$118,449,366
Transactions in Shares:
Shares sold	5,972,412	4,238,651
Shares issued in reinvestment of dividends	—	4,271,007
Less shares redeemed	(1,881,022)	(25,223,891)
Net increase (decrease) from capital share transactions	4,091,390	(16,714,233)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
From Operations:
Net investment loss	$(11,878)	$(195,752)
Net realized gains (losses) on investment and foreign currency transactions	614,932	(16,206,145)
Increase (decrease) in net unrealized appreciation (depreciation) of investments and translation of assets and liabilities denominated in foreign currencies	1,968,773	(21,433,146)
Net increase (decrease) in net assets resulting from operations	2,571,827	(37,835,043)
From Capital Share Transactions:
Proceeds from sale of shares	901,837	7,093,946
Redemption of shares	(3,282,223)	(67,767,871)
Net increase (decrease) from capital share transactions	(2,380,386)	(60,673,925)
Total increase (decrease) in net assets	191,441	(98,508,968)
Net Assets:
Beginning of period	13,961,004	112,469,972
End of period	$14,152,445	$13,961,004
Transactions in Shares:
Shares sold	157,327	649,284
Less shares redeemed	(595,324)	(6,116,666)
Net increase (decrease) from capital share transactions	(437,997)	(5,467,382)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Asia Opportunities Fund
	Six Months Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
From Operations:
Net investment loss	$(8,687)	$(68,695)
Net realized gains (losses) on investment and foreign currency transactions	(877,579)	(4,790,904)
Increase (decrease) in net unrealized appreciation (depreciation) of investments and translation of assets and liabilities denominated in foreign currencies	2,691,594	(1,396,080)
Net increase (decrease) in net assets resulting from operations	1,805,328	(6,255,679)
From Capital Share Transactions:
Proceeds from sale of shares	1,303,051	13,468,006
Redemption of shares	(922,807)	(3,323,685)
Net increase from capital share transactions	380,244	10,144,321
Total increase in net assets	2,185,572	3,888,642
Net Assets:
Beginning of period	3,888,642	—
End of period	$6,074,214	$3,888,642
Transactions in Shares:
Shares sold	271,357	1,453,610
Less shares redeemed	(196,344)	(549,433)
Net increase from capital share transactions	75,013	904,177
*	For the period from February 1, 2008 (commencement of operations) through December 31, 2008.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
June 30, 2009

1. Significant Accounting Policies

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, the Funds).

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (NYSE) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees.

The Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the circumstances below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements. The Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) in Sep

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2009

tember, 2006. This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2009:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1	$21,531,560	$84,444,883	$4,946,477
Level 2	41,778	86,770
Level 3	—	—	—
Total	$21,573,338	$84,531,653	$4,946,477

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1	$99,075,169	$14,037,108	$803,923
Level 2	152,902,639	—	5,248,004
Level 3	—	—	—
Total	$251,977,808	$14,037,108	$6,051,927

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2009

In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board of Options Exchange (CBOE) by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is each Fund’s policy and intention to comply with the provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are considered permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

As of June 30, 2009, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	2013	2014	2015	2016
Emerging Growth Fund	$—	$—	$—	$49,220,813
Micro-Cap Fund	$—	$—	$—	$9,447,200
Small-Cap Opportunities Fund	$—	$—	$—	$2,455,645
China Opportunities Fund	$—	$—	$—	$—
International Opportunities Fund	$—	$—	$96,526	$5,249,683
Asia Opportunities Fund	$—	$—	$—	$3,065,788

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2008, the Emerging Growth, Micro-Cap, Small-Cap Opportunities, China Opportunities,

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2009

International Opportunities, and the Asia Opportunities Funds deferred to January 1, 2009 post-October capital losses of $11,242,737, $1,870,437, $733,036, $32,294,673, $7,478,210, and $1,622,315, respectively.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., a greater than 50-percent likelihood) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax expense in the current year.

Implementation of FIN 48 required management of the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e., generally, the last four tax year ends and the interim tax period since then). The Fund has no examinations in progress.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e. generally, the last four tax year ends and the interim tax period since then). Further, management of the Fund, is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Subsequent events. The funds have performed an evaluation of subsequent events through August 17, 2009, which is the date the financial statements were issued.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2009

to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets.

Expense reimbursement. OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2009 OAM reimbursed the Micro-Cap Fund $14,636, the Small-Cap Opportunities Fund $28,913, the International Opportunities Fund $71,960, and the Asia Opportunities Fund in the amount of $60,675.

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and Oberweis Securities. During the period ended June 30, 2009, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder services agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services.

Affiliated Commissions. For the period ended June 30, 2009, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through Oberweis Securities and therefore did not pay commissions to Oberweis Securities, Inc.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2009, other than options written and money market investments, aggregated $9,590,513 and $12,786,966, respectively, for the Micro-Cap Fund, $38,706,517 and $49,072,837, respectively, for the Emerging Growth Fund, $4,551,019 and $4,959,982, respectively, for the Small-Cap Opportunities Fund, $102,008,497 and $57,956,561, respectively, for the China Opportunities Fund, $21,502,978 and $23,919,915, respectively, for the International Opportunities Fund and $8,843,382 and $8,763,191, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2009.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2009

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2009.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $1,037, $18,327, $159, $59,398, $449 and $739, respectively, for the period ended June 30, 2009, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2009, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $43, $106, $18, $164, $85, and $67, respectively. During the period ended June 30, 2009, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $1,094, $1,976, $83, $1,444, $269 and $40, respectively, which is included in custodian fees and expenses in the statement of operations.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2009 (Unaudited)	Years Ended December 31,
		2008	2007	2006	2005	2004
Net asset value at beginning of period	$6.95	$15.56	$16.06	$17.31	$17.50	$26.26
Income (loss) from investment operations:
Net investment loss(a)	(.06)	(.17)	(.23)	(.21)	(.18)	(.36)
Net realized and unrealized gain on investments	1.20	(8.10)	1.86	.42	2.29	(.54)
Total from investment operations	1.14	(8.27)	1.63	.21	2.11	(.90)
Redemption Fees(a)	—	—	—	.01	.01	.04
Less distributions:
Distribution from net realized gains on investments	—	(.34)	(2.13)	(1.47)	(2.31)	(7.90)
Net asset value at end of period	$8.09	$6.95	$15.56	$16.06	$17.31	$17.50
Total Return (%)	16.40	(52.98)	10.17	1.66	12.72	2.19
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$21,724	$21,383	$51,004	$55,788	$68,355	$46,676
Ratio of gross expenses to average net assets (%)	2.15	1.69	1.59	1.63	1.70	1.69
Ratio of net expenses to average net assets (%)(b)	2.00	1.68	1.58	1.62	1.68	1.69
Ratio of net investment loss to average net assets (%)	(1.85)	(1.53)	(1.31)	(1.23)	(1.08)	(1.54)
Portfolio turnover rate (%)	48	81	65	108	76	58

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2009 (Unaudited)	Years Ended December 31,
		2008	2007	2006	2005	2004
Net asset value at beginning of period	$10.69	$25.80	$27.22	$26.95	$27.93	$27.05
Income (loss) from investment operations:
Net investment loss(a)	(.08)	(.22)	(.33)	(.30)	(.33)	(.36)
Net realized and unrealized gain on investments	2.15	(14.51)	2.21	1.56	1.09	1.99
Total from investment operations	2.07	(14,73)	1.88	1.26	.76	1.63
Redemption Fees(a)	—	—	—	—	—	.01
Less distributions:
Distribution from net realized gains on investments	—	(.38)	(3.30)	(.99)	(1.74)	(.76)
Net asset value at end of period	$12.76	$10.69	$25.80	$27.22	$26.95	$27.93
Total Return (%)	19.36	(57.00)	6.82	4.87	2.74	6.29
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$84,901	$81,738	$219,323	$199,045	$183,979	$175,614
Ratio of gross expenses to average net assets (%)	1.64	1.40	1.29	1.35	1.42	1.44
Ratio of net expenses to average net assets (%)(b)	1.64	1.40	1.28	1.35	1.41	1.44
Ratio of net investment loss to average net assets (%)	(1.52)	(1.28)	(1.14)	(1.11)	(1.26)	(1.38)
Portfolio turnover rate (%)	50	89	85	74	75	55

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2009 (Unaudited)	Years Ended December 31,
		2008	2007	2006	2005	2004
Net asset value at beginning of period	$5.56	$15.55	$14.02	$12.53	$11.95	$11.37
Income (loss) from investment operations:
Net investment loss(a)	(.06)	(.22)	(.27)	(.24)	(.22)	(.17)
Net realized and unrealized gain on investments	1.62	(8.81)	2.36	1.72	.80	.74
Total from investment operations	1.56	(9.03)	2.09	1.48	.58	.57
Redemption Fees(a)	—	—	.02	.01	—	.01
Less distributions:
Distribution from net realized gains on investments	—	(.96)	(.58)	—	—	—
Net asset value at end of period	$7.12	$5.56	$15.55	$14.02	$12.53	$11.95
Total Return (%)	28.06	(57.66)	14.99	11.89	4.85	5.10
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$5,046	$4,232	$11,484	$10,675	$8,773	$10,426
Ratio of gross expenses to average net assets (%)	3.38	2.14	1.83	1.90	2.14	1.96
Ratio of net expenses to average net assets (%)(b)	2.00	2.00	1.80	1.83	2.00	1.95
Ratio of net investment loss to average net assets (%)	(1.94)	(1.94)	(1.71)	(1.76)	(1.90)	(1.52)
Portfolio turnover rate (%)	109	162	110	112	119	86

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2009 (Unaudited)	Years Ended December 31,			Period Ended December 31, 2005(a)
		2008	2007	2006
Net asset value at beginning of period	$7.51	$29.06	$19.53	$10.78	$10.00
Income (loss) from investment operations:
Net investment gain (loss)(b)	.02	(.20)	(.14)	(.02)	(.03)
Net realized and unrealized gain on investments and translation of assets and liabilities denominated in foreign currencies	5.17	(18.64)	11.58	8.70	.81
Total from investment operations	5.19	(18.84)	11.44	8.68	.78
Redemption Fees(b)	—	.06	.13	.07	—
Less distributions:
Distribution from net realized gains on investments	—	(2.77)	(2.04)	—	—
Net asset value at end of period	$12.70	$7.51	$29.06	$19.53	$10.78
Total Return (%)	69.11	(64.34)	59.29	81.17	7.80
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$252,190	$118,449	$943,825	$446,083	$7,471
Ratio of gross expenses to average net assets (%)	2.19	2.00	1.78	1.91	4.57
Ratio of net expenses to average net assets (%)(c)	2.19	2.00	1.78	1.91	2.49
Ratio of net investment gain (loss) to average net assets (%)	.52	(1.03)	(.53)	(.15)	(1.34)
Portfolio turnover rate (%)	37	70	68	53	14

Notes:

(a)	For the period from October 1, 2005 (commencement of operations) through December 31, 2005.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Period Ended December 31, 2007(a)
Net asset value at beginning of period	$5.57	$14.10	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.01)	(.05)	(.10)
Net realized and unrealized gain on investments	1.28	(8.49)	4.16
Total from investment operations	1.27	(8.54)	4.06
Redemption Fees(b)	—	.01	.04
Less distributions:
Distribution from net realized gains on investments	—	—	—
Net asset value at end of period	$6.84	$5.57	$14.10
Total Return (%)	22.80	(60.50)	41.00
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$14,152	$13,961	$112,470
Ratio of gross expenses to average net assets (%)	3.60	2.24	2.00
Ratio of net expenses to average net assets (%)(c)	2.49	2.23	1.99
Ratio of net investment loss to average net assets (%)	(.18)	(.40)	(.80)
Portfolio turnover rate (%)	167	221	126

Notes:

(a)	For the period from February 1, 2007 (commencement of operations) through December 31, 2007.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Period Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008(a)
Net asset value at beginning of period	$4.30	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(.01)	(.07)
Net realized and unrealized gain on investments	1.91	(5.65)
Total from investment operations	1.90	(5.72)
Redemption Fees(b)	—	.02
Less distributions:
Distribution from net realized gains on investments	—	—
Net asset value at end of period	$6.20	$4.30
Total Return (%)	44.19	(57.00)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$6,074	$3,889
Ratio of gross expenses to average net assets (%)	5.18	3.85
Ratio of net expenses to average net assets (%)(c)	2.49	2.49
Ratio of net investment loss to average net assets (%)	(.38)	(.95)
Portfolio turnover rate (%)	199	165

Notes:

(a)	For the period from February 1, 2008 (commencement of operations) through December 31, 2008.
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this column reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-l fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expense Paid During Period* 1/1/09 – 6/30/09	Expense Ratio During Period 1/1/09 – 6/30/09
Micro-Cap Fund
Actual	$1,000.00	$1,164.00	$10.73	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
Emerging Growth Fund
Actual	$1,000.00	$1,193.60	$8.92	1.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.20	1.64%
Small-Cap Opportunities Fund
Actual	$1,000.00	$1,280.60	$11.31	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
China Opportunities Fund
Actual	$1,000.00	$1,691.10	$14.61	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.93	$10.94	2.19%
International Opportunities Fund
Actual	$1,000.00	$1,228.00	$13.76	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42	2.49%
Asia Opportunities Fund
Actual	$1,000.00	$1,441.90	$15.08	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY
HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.
(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.
(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.
(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/29/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/29/2009

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 08/29/2009

/*/ Print the name and title of each signing officer under his or her signature.